VIRTUS NFJ Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Austria—1.4%
Erste Group Bank AG Sponsored ADR	47,880	$ 837
China—5.9%
BYD Co., Ltd. Class H	22,369	717
ENN Energy Holdings Ltd.	93,400	1,168
JD.com, Inc. Class A	62,312	1,063
WuXi AppTec Co., Ltd. Class H	72,600	582
		3,530

Finland—1.8%
Neste Oyj	27,562	1,060
France—7.5%
BioMerieux	12,343	1,295
Dassault Systemes SE	29,655	1,315
Kering S.A.	1,862	1,027
Teleperformance	5,247	878
		4,515

Germany—7.7%
Puma SE	21,790	1,311
Sartorius AG	9,050	2,548
Vonovia SE	40,023	781
		4,640

Ireland—2.0%
Kingspan Group plc	18,312	1,217
Israel—2.2%
Nice Ltd. Sponsored ADR(1)	6,548	1,352
Italy—2.7%
Enel SpA	243,970	1,642
Japan—3.9%
MonotaRO Co., Ltd.	183,513	2,343
Netherlands—3.0%
ASML Holding N.V.	2,488	1,800
Sweden—2.1%
Assa Abloy AB Class B	51,761	1,243
	Shares	Value

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	5,740	$ 579
United Kingdom—1.8%
Segro plc	120,354	1,096
United States—55.9%
Accenture plc Class A	3,857	1,190
Adobe, Inc. (1)	4,854	2,374
Agilent Technologies, Inc.	21,258	2,556
Alexandria Real Estate Equities, Inc.	16,690	1,894
American Express Co.	6,929	1,207
Baxter International, Inc.	13,822	630
Citigroup, Inc.	17,085	787
Crown Castle, Inc.	12,190	1,389
Edwards Lifesciences Corp.(1)	10,158	958
Enphase Energy, Inc.(1)	7,134	1,195
IDEXX Laboratories, Inc.(1)	2,677	1,344
Intercontinental Exchange, Inc.	9,377	1,060
Intuit, Inc.	5,468	2,505
Microsoft Corp.	6,116	2,083
Paycom Software, Inc.	6,035	1,939
Paylocity Holding Corp.(1)	9,174	1,693
PayPal Holdings, Inc.(1)	15,311	1,022
PNC Financial Services Group, Inc. (The)	5,641	710
Salesforce, Inc.(1)	3,334	704
STERIS plc	2,856	643
Teleflex, Inc.	2,437	590
Thermo Fisher Scientific, Inc.	1,728	902
Veeva Systems, Inc. Class A(1)	6,324	1,250
Visa, Inc. Class A	7,490	1,779
Zoetis, Inc. Class A	6,847	1,179
		33,583

Total Common Stocks (Identified Cost $53,043)		59,437

Total Long-Term Investments—98.9% (Identified Cost $53,043)		59,437

	Shares	Value

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.988%)(2)	61,757	$ 62
Total Short-Term Investment (Identified Cost $62)		62

TOTAL INVESTMENTS—99.0% (Identified Cost $53,105)		$59,499
Other assets and liabilities, net—1.0%		614
NET ASSETS—100.0%		$60,113

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	56%
France	8
Germany	8
China	6
Japan	4
Netherlands	3
Italy	3
Other	12
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$59,437	$53,564	$5,873
Money Market Mutual Fund	62	62	—
Total Investments	$59,499	$53,626	$5,873
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Global Sustainability Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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